Long-term Commitments (Future Minimum Rental Commitments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Long-Term Commitments [Abstract]
2013	$ 168
2014	87
2015	48
Subsequent years	118
Total	$ 421